UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-04345)

Exact name of registrant as specified in charter:	Putnam Tax Free Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2011

Date of reporting period: April 30, 2011

Item 1. Schedule of Investments:

Putnam AMT-Free Municipal Fund

The fund's portfolio
4/30/11 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHA Insd. — Federal Housing Administration Insured
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
SGI — Syncora Guarantee, Inc.
VRDN — Variable Rate Demand Notes
MUNICIPAL BONDS AND NOTES (98.6%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (1.3%)

AL Hsg. Fin. Auth. Rev. Bonds (Single Fam. Mtge.), Ser. G, GNMA Coll., FNMA Coll., FHLMC Coll., 5 1/2s, 10/1/37	Aaa	$1,595,000	$1,644,668

AL State Port Auth. Docks Fac. Rev. Bonds, 6s, 10/1/40	BBB+	1,000,000	986,340

Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman Regl. Med. Ctr.), Ser. A, 6 3/4s, 2/1/29	Ba1	1,000,000	924,170

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 6 1/4s, 11/1/33	BBB	1,500,000	1,522,665

			5,077,843
Alaska (1.0%)

Anchorage, G.O. Bonds, Ser. D, AMBAC, 5s, 8/1/25	AA	3,420,000	3,665,590

			3,665,590
Arizona (3.5%)

Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	Baa3	1,000,000	900,810

Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.), 5 1/8s, 5/15/40	A-	2,125,000	1,946,904

Glendale, Wtr. & Swr. Rev. Bonds, AMBAC, 5s, 7/1/28	AA	2,000,000	2,037,540

Navajo Cnty., Poll. Control Corp. Mandatory Put Bonds (6/1/16), Ser. E, 5 3/4s, 6/1/34	Baa2	3,250,000	3,490,273

Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds (Scottsdale Hlth. Care), Ser. C, AGM, 5s, 9/1/35	AA+	2,000,000	1,913,100

Tempe, Indl. Dev. Auth. Lease Rev. Bonds (ASU Foundation), AMBAC, 5s, 7/1/28	AA/P	1,715,000	1,558,335

U. Med. Ctr. Corp. AZ Hosp. Rev. Bonds, 6 1/2s, 7/1/39	Baa1	1,750,000	1,775,218

			13,622,180
California (14.7%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds (St. Rose Hosp.), Ser. A, 6s, 5/15/29	A-	3,000,000	3,043,770

Beaumont, Fin. Auth. Local Agcy. Special Tax Bonds, Ser. C, AMBAC, 4 3/4s, 9/1/28	BB+/P	1,870,000	1,473,429

CA Rev. Bonds
(Catholic Hlth. Care West), Ser. A, 6s, 7/1/39	A2	750,000	756,180
(Adventist Hlth. Syst.-West), Ser. A, 5 3/4s, 9/1/39	A	1,000,000	954,280

CA Hlth. Fac. Fin. Auth. Rev. Bonds (Cedars Sinai Med. Ctr.), 5s, 8/15/39	A2	1,800,000	1,570,266

CA Muni. Fin. Auth. COP (Cmnty. Hosp. of Central CA), 5 1/2s, 2/1/39	Baa2	2,000,000	1,628,500

CA Muni. Fin. Auth. Rev. Bonds (U. of La Verne), Ser. A, 6 1/4s, 6/1/40	Baa2	1,000,000	948,760

CA Muni. Fin. Auth. Sr. Living Rev. Bonds (Pilgrim Place Claremont), Ser. A, 5 7/8s, 5/15/29	A-	1,500,000	1,463,355

CA Poll. Control Fin. Auth. VRDN (Pacific Gas & Electric Corp.), Ser. E, 0.22s, 11/1/26	VMIG1	700,000	700,000

CA State G.O. Bonds, 6 1/2s, 4/1/33	A1	5,000,000	5,488,100

CA State Econ. Recvy. G.O. Bonds, Ser. A, 5 1/4s, 7/1/21	Aa3	1,000,000	1,127,000

CA State Pub. Wks. Board Rev. Bonds
(Riverside Campus), Ser. B, 6s, 4/1/25	A2	3,000,000	3,210,000
Ser. G-1, 5 1/4s, 10/1/23	A2	3,000,000	3,050,820

CA Statewide Cmnty., Dev. Auth. Rev. Bonds
(Sutter Hlth.), Ser. B, 5 1/4s, 11/15/48	Aa3	1,550,000	1,373,114
(Sr. Living - Presbyterian Homes), 6 5/8s, 11/15/24	BBB	2,000,000	2,070,320
(St. Joseph), NATL, 5 1/8s, 7/1/24	AA-	2,000,000	2,021,940

Golden State Tobacco Securitization Corp. Rev. Bonds
(Tobacco Settlement), Ser. B, AMBAC, FHLMC Coll., 5s, 6/1/38 (Prerefunded 6/1/13)	Aaa	2,475,000	2,689,558
Ser. A, AMBAC, zero %, 6/1/24	Aa3	5,000,000	2,166,050

Grossmont-Cuyamaca, Cmnty. College Dist. G.O. Bonds (Election of 2002), Ser. B, FGIC, NATL, zero %, 8/1/17	AA	2,100,000	1,678,677

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6 1/2s, 11/1/39	A	750,000	766,725

Merced, City School Dist. G.O. Bonds (Election of 2003), NATL
zero %, 8/1/25	A	1,190,000	471,978
zero %, 8/1/24	A	1,125,000	484,763
zero %, 8/1/23	A	1,065,000	501,370
zero %, 8/1/22	A	1,010,000	515,120

Oakland, Unified School Dist. Alameda Cnty., G.O. Bonds (Election 2006), Ser. A, 6 1/2s, 8/1/24	A2	2,500,000	2,679,000

Sacramento, City Fin. Auth. Tax Alloc. Bonds, Ser. A, FGIC, NATL, zero %, 12/1/21	A	5,500,000	2,881,725

San Diego Cnty., Regl. Arpt. Auth. Rev. Bonds, Ser. A, 5s, 7/1/40	A2	1,750,000	1,564,045

San Diego, Unified School Dist. G.O. Bonds (Election of 1998), Ser. E, AGM, 5 1/4s, 7/1/19 (Prerefunded 7/1/13)	Aa1	2,000,000	2,188,820

San Francisco, City & Cnty. Arpt. Comm. Rev. Bonds (Intl. Arpt.), Ser. F, 5s, 5/1/40	A1	1,250,000	1,168,500

Santa Ana, Fin. Auth. Lease Rev. Bonds (Police Admin. & Hldg. Fac.), Ser. A, NATL, 6 1/4s, 7/1/17	Baa1	3,680,000	4,031,072

Tuolumne Wind Project Auth. Rev. Bonds (Tuolumne Co.), Ser. A, 5 1/4s, 1/1/24	A1	1,000,000	1,055,360

Ventura Cnty., COP (Pub. Fin. Auth. III), 5s, 8/15/20	AA	1,000,000	1,091,190

			56,813,787
Colorado (1.0%)

CO Hlth. Fac. Auth. Rev. Bonds (Evangelical Lutheran), Ser. A, 6 1/8s, 6/1/38	A3	2,545,000	2,430,221

CO Pub. Hwy. Auth. Rev. Bonds (E-470 Pub. Hwy.), Ser. C1, NATL, 5 1/2s, 9/1/24	Baa1	1,000,000	944,840

E-470 Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero %, 9/1/34	A	3,525,000	560,616

			3,935,677
Florida (9.9%)

Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds (Health First, Inc.), 7s, 4/1/39	A3	1,250,000	1,335,000

Broward Cnty., Arpt. Syst. Rev. Bonds, Ser. O, 5 3/8s, 10/1/29	A1	1,000,000	1,019,930

Hernando Cnty., Rev. Bonds (Criminal Justice Complex Fin.), FGIC, NATL, 7.65s, 7/1/16	BBB	13,675,000	16,056,228

Lee Cnty., Rev. Bonds, SGI, 5s, 10/1/25	Aa2	2,000,000	2,061,000

Marco Island, Util. Sys. Rev. Bonds, Ser. A, 5s, 10/1/34	A2	1,000,000	965,180

Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev. Bonds, Ser. A, 5s, 7/1/40	A	1,000,000	924,980

Miami-Dade Cnty., Wtr. & Swr. Rev. Bonds, AGM, SGI, 5s, 10/1/23	AA+	1,000,000	1,049,080

Orlando & Orange Cnty., Expressway Auth. Rev. Bonds, FGIC, NATL, 8 1/4s, 7/1/14	A1	5,000,000	5,872,600

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 5 1/2s, 11/15/33	BBB+	4,000,000	3,556,040

South Lake Hosp. Dist. (South Lake Hosp.), Ser. A, 6s, 4/1/29	Baa2	660,000	633,409

Sumter Cnty., School Dist. Rev. Bonds (Multi-Dist. Loan Program), AGM, 7.15s, 11/1/15 (Ecsrowed to maturity)	AA+	3,935,000	4,803,297

			38,276,744
Georgia (1.8%)

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s, 11/1/39	A1	1,500,000	1,552,875

Fulton Cnty., Dev. Auth. Rev. Bonds (Klaus Pkg. & Fam. Hsg. Project), NATL, 5 1/4s, 11/1/20	Aa3	3,360,000	3,550,982

Gainesville & Hall Cnty., Hosp. Auth. Rev. Bonds (Northeast GA Hlth. Care), Ser. A, 5 3/8s, 2/15/40	A-	2,000,000	1,829,480

			6,933,337
Guam (0.3%)

Territory of GU, Rev. Bonds, Ser. A, 5 3/8s, 12/1/24	BBB-	1,000,000	982,480

			982,480
Illinois (7.5%)

Chicago, Board of Ed. G.O. Bonds, Ser. A, NATL, 5 1/4s, 12/1/19	Aa2	1,500,000	1,544,490

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. A, 5 3/4s, 1/1/39	A1	700,000	694,190
Ser. F, 5s, 1/1/40	A1	1,045,000	911,700

Chicago, Waste Wtr. Transmission VRDN, Ser. C-2, 0.26s, 1/1/39	VMIG1	470,000	470,000

Cicero, G.O. Bonds, Ser. A, SGI, 5 1/4s, 1/1/21	A/P	2,250,000	2,248,155

Du Page Cnty., Cmnty. High School Dist. G.O. Bonds (Dist. No. 108 - Lake Park), AGM, 5.6s, 1/1/20	Aa2	1,000,000	1,055,370

IL Fin. Auth. Rev. Bonds
(Roosevelt U.), 6 1/4s, 4/1/29	Baa2	1,500,000	1,469,850
(Rush U. Med. Ctr.), Ser. B, NATL, 5 3/4s, 11/1/28	A2	2,500,000	2,483,650
(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37	Baa1	1,000,000	863,580
(American Wtr. Cap. Corp.), 5 1/4s, 10/1/39	BBB+	1,575,000	1,490,564

IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, AGM
5s, 1/1/23	AA+	3,750,000	3,847,388
5s, 1/1/22	AA+	2,500,000	2,577,725

Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Bonds (McCormick), Ser. A, NATL, zero %, 12/15/22	A2	5,500,000	2,942,115

Regl. Trans. Auth. Rev. Bonds, Ser. A, AMBAC, 8s, 6/1/17	Aa3	5,000,000	6,284,400

			28,883,177
Indiana (1.6%)

Center Grove, Ind. Bldg. Corp. Rev. Bonds (First Mtge.), FGIC, NATL, 5s, 7/15/25	AA+	1,345,000	1,397,751

IN Muni. Pwr. Agcy. Supply Syst. Rev. Bonds, Ser. B, 5 3/4s, 1/1/29	A1	1,000,000	1,053,660

IN State Hsg. Fin. Auth. Rev. Bonds (Single Family Mtge.), Ser. A-1, GNMA Coll., FNMA Coll., 4.1s, 7/1/15	Aaa	60,000	62,359

Rockport, Poll. Control FRB (IN-MI Pwr. Co.)
Ser. A, 6 1/4s, 6/1/25	Baa2	2,000,000	2,170,040
Ser. B, 6 1/4s, 6/1/25	Baa2	1,500,000	1,627,530

			6,311,340
Kansas (0.3%)

KS State Dev. Fin. Auth. Rev. Bonds (Lifespace Cmnty's. Inc.), Ser. S, 5s, 5/15/30	A/F	1,455,000	1,252,726

			1,252,726
Kentucky (0.5%)

Owen Cnty., Wtr. Wks. Syst. Rev. Bonds (American Wtr. Co.)
Ser. A, 6 1/4s, 6/1/39	BBB+	800,000	820,320
Ser. B, 5 5/8s, 9/1/39	BBB+	1,000,000	966,280

			1,786,600
Louisiana (0.8%)

LA Pub. Fac. Auth. Rev. Bonds (Entergy LA LLC), 5s, 6/1/30	A3	3,000,000	2,974,410

			2,974,410
Maryland (0.5%)

MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (U. of MD Med. Syst.), AMBAC, 5 1/4s, 7/1/28	A2	2,000,000	1,984,220

			1,984,220
Massachusetts (3.5%)

MA Edl. Fin. Auth. I Ser. A, 5 1/2s, 1/1/22	AA	1,000,000	1,052,670

MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.), Ser. B, 5s, 1/1/37	A	1,000,000	950,050

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 6.8s, 4/15/22	BBB	700,000	723,086
(Emerson College), Ser. A, 5 1/2s, 1/1/30	A-	2,000,000	1,956,500
(Suffolk U.), 5 1/8s, 7/1/40	Baa2	500,000	413,940

MA State Dev. Fin. Agcy. Solid Waste Disp. Mandatory Put Bonds (5/1/19) (Dominion Energy Brayton), Ser. 1, 5 3/4s, 12/1/42	A-	1,000,000	1,078,260

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Suffolk U.), Ser. A, 6 1/4s, 7/1/30	Baa2	2,000,000	2,020,140
(Baystate Med. Ctr.), Ser. I, 5 3/4s, 7/1/36	A+	500,000	473,295
(Harvard U.), Ser. A, 5 1/2s, 11/15/36	Aaa	1,815,000	1,953,811
(Care Group), Ser. B-2, NATL, 5 3/8s, 2/1/28	A3	1,000,000	953,730
(Northeastern U.), Ser. A, 5s, 10/1/35	A2	1,650,000	1,593,521

MA State Hlth. & Edl. Fac. Auth. VRDN (Harvard U.), Ser. R, 0.2s, 11/1/49	VMIG1	500,000	500,000

			13,669,003
Michigan (4.8%)

Detroit, Swr. Disp. Rev. Bonds, Ser. B, AGM, 7 1/2s, 7/1/33	AA+	1,000,000	1,137,700

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6 1/4s, 7/1/36	AA+	1,575,000	1,628,676

MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39	A1	1,000,000	1,009,760
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A1	1,250,000	1,055,600
(Henry Ford Hlth.), 5 1/4s, 11/15/24	A1	1,000,000	1,004,760

MI State Strategic Fund Rev. Bonds (Dow Chemical), Ser. B-2, 6 1/4s, 6/1/14	BBB-	1,000,000	1,081,300

MI State Strategic Fund, Ltd. Rev. Bonds (Detroit Edison Co.), AMBAC, 7s, 5/1/21	A2	4,000,000	4,678,120

Midland Cnty., Bldg. Auth. G.O. Bonds, AGM, 5s, 10/1/25	AA+	1,000,000	1,032,440

Northern Michigan U. Rev. Bonds, Ser. A, AGM, 5s, 12/1/27	AA+	1,775,000	1,850,047

Wayne Charter Cnty., G.O. Bonds (Bldg. Impt.), Ser. A, 6 3/4s, 11/1/39	A3	495,000	499,767

Western MI U. Rev. Bonds, AGM, 5s, 11/15/28	AA+	3,500,000	3,604,405

			18,582,575
Minnesota (1.1%)

Minneapolis, Rev. Bonds (National Marrow Donor Program), 4 7/8s, 8/1/25	BBB	1,350,000	1,281,380

Northfield, Hosp. Rev. Bonds, 5 3/8s, 11/1/26	BBB-	1,500,000	1,432,455

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (HealthPartners Oblig. Group), 5 1/4s, 5/15/36	A3	1,800,000	1,577,772

			4,291,607
Mississippi (0.8%)

Bus. Fin. Corp. Gulf Opportunity Zone Rev. Bonds, Ser. A, 5s, 5/1/37	A3	1,750,000	1,582,175

MS Home Corp. Rev. Bonds (Single Fam. Mtge.), Ser. D-1, GNMA Coll., FNMA Coll., 6.1s, 6/1/38	Aaa	1,330,000	1,436,892

			3,019,067
Missouri (1.8%)

Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5 3/4s, 6/1/39	A+	1,150,000	1,143,595

MO State Hlth. & Edl. Fac. Auth. Rev. Bonds (Washington U. (The)), Ser. A, 5 3/8s, 3/15/39	Aaa	2,000,000	2,097,420

MO State Hlth. & Edl. Fac. Auth. VRDN (Washington U. (The)), Ser. B, 0.29s, 9/1/30	VMIG1	3,800,000	3,800,000

			7,041,015
New Hampshire (1.0%)

NH Hlth. & Ed. Fac. Auth. VRDN (Dartmouth College), Ser. A, 0.24s, 6/1/31	VMIG1	2,390,000	2,390,000

NH State Bus. Fin. Auth. Rev. Bonds (Elliot Hosp. Oblig. Group), Ser. A, 6s, 10/1/27	Baa1	1,300,000	1,283,906

			3,673,906
New Jersey (1.4%)

NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds (St. Peter's U. Hosp.), 5 3/4s, 7/1/37	Baa3	1,000,000	856,140

NJ Hlth. Care Fac. Fin. Auth. VRDN (Virtua Hlth.), Ser. B, 1/4s, 7/1/43	A-1+	500,000	500,000

NJ State Higher Ed. Assistance Auth. Rev. Bonds (Student Loan), Ser. A, 5 5/8s, 6/1/30	AA	1,000,000	1,013,610

NJ State Tpk. Auth. Rev. Bonds, Ser. A, AMBAC, 5s, 1/1/30	A+	3,000,000	3,008,910

			5,378,660
New York (5.6%)

Erie Cnty., Indl. Dev. Agcy. School Fac. Rev. Bonds (City School Dist. Buffalo), Ser. A, AGM
5 3/4s, 5/1/28	AA+	2,275,000	2,508,438
5 3/4s, 5/1/27	AA+	6,590,000	7,274,635

NY State Dorm. Auth. Rev. Bonds (Brooklyn Law School), Ser. B, SGI
5 3/8s, 7/1/22	Baa1	2,270,000	2,296,763
5 3/8s, 7/1/20	Baa1	2,215,000	2,257,041

NY State Dorm. Auth. Personal Income Tax Rev. Bonds (Ed.), Ser. B, 5 3/4s, 3/15/36	AAA	2,000,000	2,161,160

Port Auth. NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term.), 6s, 12/1/42	Baa3	900,000	867,906

Sales Tax Asset Receivable Corp. Rev. Bonds, Ser. A, AMBAC, 5s, 10/15/29	AAA	2,000,000	2,052,100

Syracuse, Indl. Dev. Agcy. Civic Fac. VRDN (Syracuse U. ), Ser. A-2, 1/4s, 12/1/37	VMIG1	1,000,000	1,000,000

Syracuse, Indl. Dev. Agcy. School Fac. Rev. Bonds (Syracuse City School Dist.), Ser. A, AGM, 5s, 5/1/25	AA+	1,000,000	1,063,600

			21,481,643
North Carolina (0.9%)

NC Cap. Fin. Agcy. Edl. Fac. Rev. Bonds (Meredith College), 6s, 6/1/31	BBB	500,000	488,015

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. A, 5 1/2s, 1/1/26	A-	1,500,000	1,568,475

U. of NC Syst. Pool Rev. Bonds, Ser. C, 5 3/8s, 10/1/29	A2	1,500,000	1,550,640

			3,607,130
Ohio (5.7%)

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2
5 7/8s, 6/1/30	Baa3	5,890,000	4,259,412
5 3/4s, 6/1/34	Baa3	500,000	344,895
5 3/8s, 6/1/24	Baa3	4,195,000	3,283,175
5 1/8s, 6/1/24	Baa3	1,735,000	1,323,285

Erie Cnty., Hosp. Fac. Rev. Bonds (Firelands Regl. Med. Ctr.), Ser. A, 5 1/2s, 8/15/22	A-	3,150,000	3,059,564

Lorain Cnty., Hosp. Rev. Bonds (Catholic), Ser. C-2, AGM, 5s, 4/1/24	AA+	2,000,000	2,047,480

OH Hsg. Fin. Agcy. Rev. Bonds (Single Fam. Mtge.), Ser. 1, 5s, 11/1/28	Aaa	785,000	848,247

OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds, Ser. 85-A, FGIC, FHA Insd., zero %, 1/15/15 (Escrowed to maturity)	AAA/P	20,000	16,070

OH State Air Quality Dev. Auth. Rev. Bonds
(First Energy), Ser. A, 5.7s, 2/1/14	Baa1	1,500,000	1,604,115
(Valley Elec. Corp.), Ser. E, 5 5/8s, 10/1/19	Baa3	750,000	768,368

OH State Higher Edl. Fac. Rev. Bonds (U. of Dayton), Ser. A, 5 5/8s, 12/1/41	A2	1,000,000	1,009,160

U. of Akron Rev. Bonds, Ser. B, AGM, 5 1/4s, 1/1/26	AA+	3,375,000	3,544,796

			22,108,567
Oklahoma (0.4%)

Tulsa, Arpt. Impt. Trust Rev. Bonds, Ser. A, 5 3/8s, 6/1/24	A3	1,300,000	1,334,566

			1,334,566
Oregon (0.2%)

OR Hlth. Sciences U. Rev. Bonds, Ser. A, 5 3/4s, 7/1/39	A1	750,000	759,180

			759,180
Pennsylvania (7.2%)

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (U. of Pittsburgh Med.), 5 5/8s, 8/15/39	Aa3	3,000,000	2,972,460

Berks Cnty., Muni. Auth. Rev. Bonds (Reading Hosp. & Med. Ctr.), Ser. A-3, 5 1/2s, 11/1/31	AA	3,000,000	3,063,210

Dauphin Cnty., Gen. Auth. Hlth. Syst. Rev. Bonds (Pinnacle Hlth. Syst.), Ser. A, 6s, 6/1/29	A2	2,500,000	2,467,325

Franklin Cnty., Indl. Dev. Auth. Rev. Bonds (Chambersburg Hosp.), 5 3/8s, 7/1/42	A2	1,000,000	928,150

Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds (Susquehanna Hlth. Syst.), Ser. A, 5 3/8s, 7/1/23	BBB+	3,000,000	2,869,440

Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med. Ctr.), 5s, 1/1/27	A-	950,000	877,126

Montgomery Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-1, 5 1/4s, 11/15/16	BBB+	1,100,000	1,132,922

PA Econ. Dev. Fin. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Co.), 6.2s, 4/1/39	A2	1,900,000	1,963,346

PA Hsg. Fin. Agcy. Rev. Bonds (Single Fam. Mtge.), Ser. 110B, 4 3/4s, 10/1/39	AA+	1,440,000	1,374,090

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Edinboro U. Foundation), 6s, 7/1/43	Baa3	500,000	482,045
(Saint Joseph's U.), Ser. A, 5s, 11/1/40	A-	3,000,000	2,761,380

PA State Higher Edl. Fac. Auth. Student Hsg. Rev. Bonds (East Stroudsburg U.), 5s, 7/1/31	Baa3	2,760,000	2,339,404

Philadelphia, Gas Wks. Rev. Bonds, Ser. 9, 5 1/4s, 8/1/40	BBB+	1,400,000	1,301,328

Pittsburgh & Allegheny Cnty., Passports & Exhib. Auth. Hotel Rev. Bonds, AGM, 5s, 2/1/35	AA+	1,225,000	1,182,002

Wilkes-Barre, Fin. Auth. Rev. Bonds (U. of Scranton), 5s, 11/1/40	A	2,000,000	1,865,900

			27,580,128
Puerto Rico (3.7%)

Cmnwlth. of PR, G.O. Bonds, Ser. C-7, NATL, 6s, 7/1/27	A3	1,500,000	1,548,225

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A, 6s, 7/1/38	Baa1	2,890,000	2,763,187

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. XX, 5 1/4s, 7/1/40	A3	2,250,000	1,971,270

Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax Bonds, Ser. C, FGIC, 5 1/2s, 7/1/19	A3	865,000	907,800

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A, 6s, 8/1/42	A1	7,000,000	7,008,260

			14,198,742
South Carolina (0.5%)

Florence Cnty., Hosp. Rev. Bonds (McLeod Regl. Med. Ctr.), Ser. A, 5s, 11/1/37	A+	2,000,000	1,843,080

			1,843,080
South Dakota (0.3%)

SD Hsg. Dev. Auth. Rev. Bonds (Home Ownership Mtge.), Ser. J, 4.6s, 5/1/19	AAA	1,250,000	1,275,912

			1,275,912
Tennessee (0.4%)

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (Mountain States Hlth. Alliance), 6s, 7/1/38	Baa1	1,850,000	1,688,790

			1,688,790
Texas (8.1%)

Dallas Cnty., Util. & Reclamation Dist. G.O. Bonds, Ser. B, AMBAC, 5 3/8s, 2/15/29	A3	2,500,000	2,520,150

Dallas, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 6s, 2/15/27	Aaa	2,500,000	2,821,100

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (Texas Med. Ctr.), Ser. B-1, 0.26s, 9/1/31	VMIG1	4,455,000	4,455,000

Hays Cnty., G.O. Bonds, AGM, 5s, 8/15/24	Aa2	1,190,000	1,249,332

Houston, Arpt. Syst. Rev. Bonds, AGM, 5s, 7/1/21	AA+	5,280,000	5,365,906

La Joya, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 5s, 2/15/30	Aaa	2,500,000	2,607,800

Laredo, I S D Pub. Fac. Corp. Rev. Bonds, Ser. C, AMBAC, 5s, 8/1/29	A	1,000,000	1,000,520

Mansfield, Indpt. School Dist. G.O. Bonds, PSFG, 5s, 2/15/27	Aaa	2,000,000	2,111,080

Matagorda Cnty., Poll. Control Rev. Bonds (Cent Pwr. & Light Co.), Ser. A, 6.3s, 11/1/29	Baa2	600,000	609,378

North TX Thruway Auth. Rev. Bonds
Ser. A, NATL, 5 1/8s, 1/1/28	A2	1,500,000	1,515,480
(First Tier), Ser. A, 6 1/4s, 1/1/24	A2	3,500,000	3,876,110

Pharr, San Juan - Alamo, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 5s, 2/1/30	Aaa	2,000,000	2,085,800

TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds, Ser. A, 5 1/4s, 12/15/24	A2	1,000,000	948,410

			31,166,066
Virginia (0.4%)

Chesterfield Cnty., Econ. Dev. Auth. Poll. Control Rev. Bonds (VA Elec. & Pwr.), Ser. A, 5s, 5/1/23	A3	1,575,000	1,674,068

			1,674,068
Washington (3.3%)

WA State Higher Ed. Fac. Auth. Rev. Bonds (Whitworth U.), 5 1/8s, 10/1/24	Baa1	2,500,000	2,339,650

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7s, 7/1/39	Baa2	1,000,000	1,006,030
Ser. B, NATL, 5s, 2/15/27	Baa1	2,330,000	1,971,692

WA State Pub. Pwr. Supply Syst. Rev. Bonds (Nuclear No. 3), Ser. B, NATL, 7 1/8s, 7/1/16	Aaa	6,000,000	7,509,780

			12,827,152
West Virginia (1.4%)

WV Econ. Dev. Auth. Lease Rev. Bonds (Correctional Juvenile Safety), Ser. A, NATL, 5s, 6/1/29	Aa2	5,000,000	5,076,600

WV Econ. Dev. Auth. Solid Waste Disp. Fac. Rev. Bonds (Appalachian Pwr. Co.), Ser. A, 5 3/8s, 12/1/38	Baa2	500,000	470,255

			5,546,855
Wisconsin (0.9%)

WI State Rev. Bonds, Ser. A, 6s, 5/1/27	Aa3	2,000,000	2,237,940

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Prohealth Care, Inc.), 6 5/8s, 2/15/39	A1	1,250,000	1,305,750

			3,543,690
Wyoming (0.5%)

Sweetwater Cnty., Poll. Control Rev. Bonds (Idaho Power Co.), 5 1/4s, 7/15/26	A2	1,800,000	1,889,046

			1,889,046
TOTAL INVESTMENTS

Total investments (cost $373,112,873)(b)			$380,680,559

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2010 through April 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $386,274,781.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $373,112,873, resulting in gross unrealized appreciation and depreciation of $15,866,840 and $8,299,154, respectively, or net unrealized appreciation of $7,567,686.
	The rates shown on FRB, Mandatory Put Bonds and VRDN are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector (concentration)(concentrations) greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	20.1%
	Local Government	16.6
	Utilities	14.9
	Education	13.4
	The fund had the following insurance (concentration)(concentrations) greater than 10% at the close of the reporting period (as a percentage of net assets):
	NATL	17.2%
	AGM	13.2
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	—	380,680,559	—

Totals by level	$—	$380,680,559	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: June 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: June 28, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: June 28, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04345)

Exact name of registrant as specified in charter:	Putnam Tax Free Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2011

Date of reporting period: April 30, 2011

Item 1. Schedule of Investments:

Putnam Tax-Free High Yield Fund

The fund's portfolio
4/30/11 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
Radian Insd. — Radian Group Insured
RAN — Revenue Anticipation Notes
VRDN — Variable Rate Demand Notes
MUNICIPAL BONDS AND NOTES (97.1%)(a)
		Rating(RAT)		Principal amount	Value

Alabama (1.6%)

Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman Regl. Med. Ctr.), Ser. A, 7s, 2/1/36		Ba1		$6,000,000	$5,562,540

Mobile, Special Care Fac. Fin. Auth. VRDN (Infirmary Hlth. Syst.), Ser. A, 0 1/4s, 2/1/40		VMIG1		2,400,000	2,400,000

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A
6 1/4s, 11/1/33		BBB		3,000,000	3,045,330
5.8s, 5/1/34		BBB		1,750,000	1,702,383

Sylacauga, Hlth. Care Auth. Rev. Bonds (Coosa Valley Med. Ctr.), Ser. A
6s, 8/1/35		B/P		750,000	612,233
6s, 8/1/25		B/P		1,700,000	1,491,053

					14,813,539
Arizona (3.6%)

Calhoun Cnty., Sales & Use Tax Rev. Bonds (Georgia-Pacific Corp.), 6 3/8s, 11/1/26		Ba2		2,000,000	2,000,400

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A
7 5/8s, 12/1/29		BB-/P		7,300,000	6,882,586
7 1/4s, 12/1/19		BB-/P		500,000	492,155

Cochise Cnty., Indl. Dev. Auth. Rev. Bonds
(Sierra Vista Cmnty. Hosp.), 6.45s, 12/1/17		BBB+/P		1,710,000	1,760,257
(Sierra Vista Regl. Hlth. Ctr.), 7 3/4s, 12/1/30		BBB+/P		2,930,000	3,007,937
(Sierra Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21		BBB+/P		855,000	872,895

Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32		Baa3		4,000,000	3,603,240

Glendale, Indl. Dev. Auth. Rev. Bonds (John C. Lincoln Hlth. Network), 5s, 12/1/42		BBB		1,000,000	786,540

Maricopa Cnty., Poll. Control Rev. Bonds (El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40		Baa2		4,800,000	5,203,680

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds (Career Success Schools), 7 1/8s, 1/1/45		BB+		500,000	454,490

Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Tucson Elec. Pwr.), Ser. A, 6 3/8s, 9/1/29		Baa3		2,500,000	2,529,475
(Tucson Elec. Pwr.), 5 3/4s, 9/1/29		Baa3		1,000,000	1,002,210
(Horizon Cmnty. Learning Ctr.), 5 1/4s, 6/1/35		BBB		1,395,000	1,109,988
(Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25		BBB		2,450,000	2,061,430

Salt Verde, Fin. Corp. Gas Rev. Bonds, 5s, 12/1/37		A		1,430,000	1,179,078

					32,946,361
Arkansas (0.3%)

Arkadelphia, Pub. Ed. Fac. Board Rev. Bonds (Ouachita Baptist U.), 6s, 3/1/33		BBB-/P		2,000,000	1,940,680

Little River Cnty., Rev. Bonds (Georgia-Pacific Corp.), 5.6s, 10/1/26		Ba2		1,290,000	1,194,514

					3,135,194
California (9.2%)

CA Rev. Bonds (Catholic Hlth. Care West), Ser. A, 6s, 7/1/39		A2		5,000,000	5,041,200

CA Edl. Fac. Auth. Rev. Bonds (U. of La Verne), Ser. A, 5s, 6/1/35		Baa2		1,500,000	1,215,525

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA)
5 1/4s, 2/1/46		Baa2		7,000,000	5,358,430
5 1/4s, 2/1/37		Baa2		3,205,000	2,565,442

CA Poll. Control Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25		BBB		2,000,000	2,000,740

CA State Pub. Wks. Board Rev. Bonds
Ser. I-1, 6 5/8s, 11/1/34		A2		3,750,000	3,978,338
Ser. A-1, 6s, 3/1/35		A2		2,000,000	2,039,580

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Thomas Jefferson School of Law), Ser. A, 7 1/4s, 10/1/38		BB+		2,025,000	2,040,917
(American Baptist Homes West), 6 1/4s, 10/1/39		BBB		2,500,000	2,333,775
(Irvine LLC-UCI East Campus), 6s, 5/15/40		Baa2		6,000,000	5,515,500
(Sr. Living-Presbyterian Homes), Ser. A, 4 7/8s, 11/15/36		BBB		1,000,000	799,860

CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds (Front Porch Cmntys. & Svcs.), Ser. A, 5 1/8s, 4/1/37		BBB		3,300,000	2,617,923

CA Statewide Cmnty. Dev. Auth. Special Tax Rev. Bonds (Citrus Garden Apt. Project - D1), 5 1/4s, 7/1/22		BBB		1,000,000	969,150

Cathedral City, Impt. Board Act of 1915 Special Assmt. Bonds (Cove Impt. Dist.), Ser. 04-02
5.05s, 9/2/35		BBB-/P		1,790,000	1,445,013
5s, 9/2/30		BBB-/P		1,695,000	1,443,818

Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds
(No. 07-1 Otay Ranch Village Eleven), 5.8s, 9/1/28		BB+/P		1,805,000	1,712,295
(No. 07-I Otay Ranch Village Eleven), 5.1s, 9/1/26		BB+/P		340,000	305,487

Foothill/Eastern Corridor Agcy. Rev. Bonds
(Toll Road), 5.85s, 1/15/23		Baa3		1,500,000	1,423,170
(CA Toll Roads), 5 3/4s, 1/15/40		Baa3		3,200,000	2,673,344
zero %, 1/15/38		Baa3		9,000,000	851,580
zero %, 1/15/37		Baa3		5,000,000	519,300
zero %, 1/15/30		Baa3		6,000,000	1,190,520

Irvine, Impt. Board Act of 1915 Special Assmt. Bonds (Dist. No. 03-19)
5s, 9/2/29		B/P		1,775,000	1,380,808
5s, 9/2/25		B/P		1,350,000	1,116,626

Irvine, Impt. Board Act of 1915 Ltd. Oblig. Special Assmt. Bonds (No. 03-19 Group 4), 5s, 9/2/29		BB-/P		700,000	590,401

M-S-R Energy Auth. Rev. Bonds
Ser. A, 6 1/2s, 11/1/39		A		1,250,000	1,277,875
Ser. B, 6 1/2s, 11/1/39		A		2,000,000	2,044,600

North Natomas, Cmnty. Fac. Special Tax Bonds
(Dist. No. 4), Ser. D, 5s, 9/1/33		BBB-/P		340,000	275,189
Ser. D, 5s, 9/1/26		BBB-/P		1,070,000	934,452

Oakley, Pub. Fin. Auth. Rev. Bonds, 5 7/8s, 9/2/24		BBB-/P		1,345,000	1,279,862

Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds (Ladera Ranch No. 02-1), Ser. A, 5.55s, 8/15/33		BBB-/P		2,875,000	2,631,200

Sacramento, Special Tax Rev. Bonds (North Natomas Cmnty. Fac.)
Ser. 01-03, 6s, 9/1/28		BBB/P		680,000	670,432
Ser. 97-01, 5.1s, 9/1/35		BB+/P		2,895,000	2,363,362
Ser. 97-01, 5s, 9/1/29		BB+/P		1,355,000	1,145,436

San Bernardino, Cmnty. College Dist. G.O. Bonds (Election of 2008), Ser. B, zero %, 8/1/44		Aa2		15,000,000	1,383,600

San Diego, Unified School Dist. G.O. Bonds
Ser. C, zero %, 7/1/47		Aa1		10,000,000	828,000
Ser. C, zero %, 7/1/46		Aa1		10,000,000	887,100
(Election of 2008), Ser. C, zero %, 7/1/40		Aa1		5,000,000	678,200

San Francisco City & Cnty. Redev. Agcy. Cmnty. Fac. Dist. Special Tax (No. 6 Mission Bay South), Ser. A, 5.15s, 8/1/35		BB+/P		1,000,000	803,210

San Francisco, City & Cnty. Redev. Fin. Auth. Tax Alloc. Bonds (Mission Bay South Redev.), Ser. D, 6 1/2s, 8/1/31		BBB		500,000	490,025

San Joaquin Hills, Trans. Corridor Agcy. Toll Rd. Rev. Bonds, Ser. A, 5 1/2s, 1/15/28		Ba2		1,500,000	1,193,820

Santaluz, Cmnty. Facs. Dist. No. 2 Special Tax Rev. Bonds (Impt. Area No. 1), Ser. B, 6 3/8s, 9/1/30		BBB/P		5,950,000	5,951,250

Selma, Unified School Dist. G.O. Bonds (Election of 2006), Ser. C, AGO, zero %, 8/1/37		AAA		2,400,000	409,848

Southern CA Pub. Pwr. Auth. Rev. Bonds (Natural Gas), Ser. A, 5 1/4s, 11/1/21		Baa1		1,500,000	1,483,335

Sunnyvale, Special Tax Rev. Bonds (Cmnty. Fac. Dist. No. 1), 7 3/4s, 8/1/32		B+/P		3,780,000	3,567,564

Thousand Oaks, Cmnty. Fac. Dist. Special Tax Rev. Bonds (Marketplace 94-1), zero %, 9/1/14		B+/P		3,700,000	2,861,987

					84,289,089
Colorado (2.4%)

CO Edl. & Cultural Fac. Auth. VRDN (National Jewish Federation Bond), Ser. A1, 0.27s, 9/1/33		VMIG1		2,400,000	2,400,000

CO Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26		BB-/P		1,550,000	1,397,651
(Christian Living Cmntys.), Ser. A, 9s, 1/1/34		BB-/P		750,000	796,238
(Evangelical Lutheran), 5.9s, 10/1/27		A3		5,000,000	4,984,100
(Evangelical Lutheran), Ser. A, 6 1/8s, 6/1/38		A3		4,810,000	4,593,069
(Total Longterm Care National), Ser. A, 6 1/4s, 11/15/40		BBB-/F		800,000	747,128
(Valley View Assn.), 5 1/4s, 5/15/42		BBB		3,025,000	2,451,641
(Valley View Assn.), 5 1/8s, 5/15/37		BBB		1,000,000	812,430

CO Pub. Hwy. Auth. Rev. Bonds (E-470), zero %, 9/1/41		Baa2		1,000,000	87,680

CO Springs, Hosp. Rev. Bonds, 6 3/8s, 12/15/30		A3		755,000	755,091

Denver, City & Cnty. Special Fac. Arpt. Rev. Bonds (United Airlines), Ser. A, 5 1/4s, 10/1/32		B		675,000	559,838

E-470 Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero %, 9/1/34		A		12,000,000	1,908,480

					21,493,346
Connecticut (0.5%)

CT State Dev. Auth. 1st. Mtg. Gross Rev. Hlth. Care Rev. Bonds (Elim Street Park Baptist, Inc.), 5.85s, 12/1/33		BBB+		1,735,000	1,590,839

Hamden, Fac. Rev. Bonds (Whitney Ctr.), Ser. A, 7 3/4s, 1/1/43		BB/P		2,800,000	2,844,660

					4,435,499
Delaware (0.8%)

DE St. Econ. Dev. Auth. Rev. Bonds
(Delmarva Pwr.), 5.4s, 2/1/31		BBB+		1,700,000	1,669,484
(Indian River Pwr.), 5 3/8s, 10/1/45		Baa3		6,200,000	5,343,097

					7,012,581
District of Columbia (1.5%)

DC Rev. Bonds (Howard U.), Ser. A, 6 1/2s, 10/1/41		A3		5,000,000	4,960,300

DC Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, zero %, 6/15/46		BB-/F		94,730,000	3,303,235

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds (2nd Sr. Lien), Ser. B
zero %, 10/1/40		Baa1		995,000	129,320
zero %, 10/1/39		Baa1		10,000,000	1,393,100
zero %, 10/1/38		Baa1		20,000,000	2,986,400
zero %, 10/1/37		Baa1		8,000,000	1,283,680

					14,056,035
Florida (5.5%)

Escambia Cnty., Env. Impt. Rev. Bonds (Intl. Paper Co.), Ser. A, 5s, 8/1/26		BBB		1,500,000	1,328,070

Fishhawk, Cmnty. Dev. Dist. II Rev. Bonds, Ser. B, 7.04s, 11/1/14(FWC)		B-/P		275,000	268,887

Heritage Harbour Marketplace Cmnty., Dev. Dist. Special Assmt., 5.6s, 5/1/36(FWC)		B/P		2,350,000	1,772,676

Jacksonville, Econ. Dev. Comm. Hlth. Care Fac. Rev. Bonds (Proton Therapy Inst.), Class A, 6s, 9/1/17		B/P		1,045,000	1,052,534

Jacksonville, Econ. Dev. Comm. Indl. Dev. Rev. Bonds (Gerdau Ameristeel US, Inc.), 5.3s, 5/1/37		BBB-		5,250,000	4,306,522

Lakeland, Retirement Cmnty. Rev. Bonds (1st Mtge. - Carpenters), 6 3/8s, 1/1/43		BBB-/F		1,820,000	1,565,564

Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Shell Pt./Alliance Oblig. Group), 5 1/8s, 11/15/36		BB		4,925,000	3,809,438
(Shell Pt./Alliance), 5s, 11/15/32		BB		3,210,000	2,516,158

Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount Sinai Med. Ctr.), Ser. A, 6.7s, 11/15/19		Ba1		2,000,000	2,023,040

Miami-Dade Cnty., Aviation Rev. Bonds
(Miami Intl. Arpt.), Ser. A-1, 5 3/8s, 10/1/41		A2		1,000,000	949,110
Ser. B, 5s, 10/1/41		A2		4,500,000	3,975,480

Middle Village Cmnty. Dev. Dist. Special Assmt.Bonds, Ser. A, 6s, 5/1/35		BB/P		2,000,000	1,744,100

Myrtle Creek, Impt. Dist. Special Assmt. Bonds, Ser. A, 5.2s, 5/1/37(FWC)		BB-/P		2,090,000	1,523,108

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 5 1/2s, 11/15/33		BBB+		7,000,000	6,223,070

Palm Coast Pk. Cmnty. Dev. Dist. Special Assmt. Bonds, 5.7s, 5/1/37(FWC)		B+/P		2,550,000	1,487,492

Reunion West, Cmnty. Dev. Dist. Special Assmt. Bonds, 1 7/8s, 5/1/36		D/P		4,030,000	2,095,600

Sarasota Cnty., Hlth. Fac. Auth. Retirement Fac. Rev. Bonds (Village On The Isle), 5 1/2s, 1/1/27		BBB/F		1,850,000	1,631,645

Six Mile Creek, Cmnty. Dev. Dist. Special Assmt.Bonds, 5 7/8s, 5/1/38		CCC/P		2,000,000	620,000

South Bay, Cmnty. Dev. Dist. Rev. Bonds, Ser. B-1, 5 1/8s, 11/1/11 (In default)(NON)		D/P		2,035,000	671,550

Tampa Bay, Cmnty. Dev. Dist. Special Assmt. Bonds (New Port), Ser. A, 5 7/8s, 5/1/38 (In default)(NON)		D/P		1,880,000	601,600

Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds
(Split Pine Cmnty. Dev. Dist.), Ser. A, 5 1/4s, 5/1/39(FWC)		B-/P		4,605,000	2,958,298
6.55s, 5/1/27		B-/P		1,300,000	893,529
5.4s, 5/1/37(FWC)		BB-/P		3,245,000	2,403,085

Town Ctr. at Palm Coast, Cmnty. Dev. Dist. Special Assmt.Bonds, 6s, 5/1/36(FWC)		B/P		1,860,000	1,215,770

Verandah, West Cmnty. Dev. Dist. Rev. Bonds (Cap. Impt.), Ser. A, 6 5/8s, 5/1/33(FWC)		BB/P		870,000	796,433

Verano Ctr. Cmnty. Dev. Dist. Special Assmt. Bonds (Cmnty. Infrastructure), Ser. A, 5 3/8s, 5/1/37(FWC)		B-/P		970,000	571,922

Village Cmnty. Dev. Dist. No. 8 Special Assmt. Bonds (Dist. No. 8 Phase II), 6 1/8s, 5/1/39(FWC)		BB-/P		995,000	918,395

					49,923,076
Georgia (2.7%)

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s, 11/1/39		A1		5,000,000	5,176,250

Clayton Cnty., Dev. Auth. Special Fac. Rev. Bonds (Delta Airlines), Ser. B, 9s, 6/1/35		CCC+		4,000,000	4,222,680

Effingham Cnty., Indl. Dev. Auth. Rev. Bonds (Georgia-Pacific Corp.), 6 1/2s, 6/1/31		Ba2		3,400,000	3,413,736

Fulton Cnty., Res. Care Fac. Rev. Bonds
(Canterbury Court), Class A, 6 1/8s, 2/15/34		BB/P		1,800,000	1,526,238
(First Mtge. - Lenbrook), Ser. A, 5 1/8s, 7/1/42		B/P		1,000,000	603,850

Gainesville & Hall Cnty., Devauth Retirement Cmnty. Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-2, 6 5/8s, 11/15/39		BBB+		1,200,000	1,194,624

Main St. Natural Gas, Inc. Rev. Bonds (GA Gas), Ser. A, 5 1/2s, 9/15/21		A+		1,255,000	1,258,840

Marietta, Dev. Auth. Rev. Bonds (U. Fac. - Life U., Inc.), 7s, 6/15/39		Ba3		4,150,000	3,857,633

Med. Ctr. Hosp. Auth. Rev. Bonds (Spring Harbor Green Island), 5 1/4s, 7/1/27		B+/P		3,050,000	2,497,157

Rockdale Cnty., Dev. Auth. Rev. Bonds (Visy Paper), Ser. A, 6 1/8s, 1/1/34		B+/P		1,400,000	1,227,268

					24,978,276
Guam (0.2%)

Territory of GU, Rev. Bonds, Ser. A, 5 3/8s, 12/1/24		BBB-		1,000,000	982,480

Territory of GU, Dept. of Ed. COP (John F. Kennedy High School), Ser. A, 6 7/8s, 12/1/40		B		500,000	480,180

					1,462,660
Hawaii (0.6%)

HI State Dept. Budget & Fin. Rev. Bonds
(Craigside), Ser. A, 9s, 11/15/44		B/P		1,350,000	1,501,929
(Hawaiian Elec. Co. - Subsidary), 6 1/2s, 7/1/39		Baa1		3,500,000	3,521,595

					5,023,524
Illinois (4.4%)

Chicago, Special Assmt. Bonds (Lake Shore East), 6 3/4s, 12/1/32		BB/P		3,248,000	2,913,001

Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. A, 5 3/4s, 1/1/39(FWC)		A1		1,650,000	1,636,305

Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds (Monarch Landing), 5 5/8s, 3/1/36		BB-/P		900,000	719,559

IL Fin. Auth. Rev. Bonds
(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37		Baa1		2,000,000	1,727,160
(IL Rush U. Med.. Ctr.), Ser. C, 6 5/8s, 11/1/39		A2		1,425,000	1,461,808
(Landing At Plymouth Place), Ser. A, 6s, 5/15/25		B+/P		1,550,000	1,319,205
(Provena Hlth.), Ser. A, 7 3/4s, 8/15/34		Baa1		3,500,000	3,834,880
(Roosevelt U.), 6 1/2s, 4/1/39		Baa2		4,000,000	3,928,960
(Roosevelt U.), 6 1/2s, 4/1/44		Baa2		245,000	238,821
(Rush U. Med. Ctr.), Ser. A, 7 1/4s, 11/1/38		A2		2,150,000	2,287,622
(Silver Cross Hosp. & Med. Ctr.), 7s, 8/15/44		BBB		5,250,000	5,255,723

IL Fin. Auth. Solid Waste Disposal (Waste Mgmt., Inc.), Ser. A, 5.05s, 8/1/29		BBB		5,045,000	4,708,145

IL Hlth. Fac. Auth. Rev. Bonds
(Cmnty. Rehab. Providers Fac.), 8 1/4s, 8/1/12		CCC/P		123,112	96,219
(Cmnty. Rehab. Providers Fac.), Ser. A, 7 7/8s, 7/1/20		CCC/P		588,871	458,678
(Elmhurst Memorial Hlth. Care), 5 5/8s, 1/1/28		Baa1		6,000,000	5,346,840
(St. Benedict), Ser. 03A-1, 6.9s, 11/15/33 (In default)(NON)		D/P		1,000,000	220,000

Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Bonds (McCormick), Ser. B, AGM, zero %, 6/15/43		AAA		13,500,000	1,631,340

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6s, 6/1/28		A-		2,150,000	2,074,299

					39,858,565
Indiana (0.2%)

IN State Fin. Auth. Rev. Bonds (U.S. Steel Corp.), 6s, 12/1/26		Ba2		2,000,000	2,020,780

					2,020,780
Iowa (1.4%)

IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care Initiatives)
9 1/4s, 7/1/25 (Prerefunded 7/1/11)		AAA		4,000,000	4,171,800
Ser. A, 5 1/4s, 7/1/18		BB+		2,500,000	2,334,000

IA Fin. Auth. Hlth. Fac. Rev. Bonds
(Dev. Care Initiatives), Ser. A, 5 1/2s, 7/1/25		BB+		3,185,000	2,642,085
(Care Initiatives), Ser. A, 5s, 7/1/20		BB+		1,700,000	1,481,125

IA Fin. Auth. Retirement Cmnty. Rev. Bonds (Friendship Haven), Ser. A, 6s, 11/15/24		BB/P		300,000	293,745

Marion Hlth. Care Fac. Rev. Bonds (First Mtge.), Ser. IA, 8s, 1/1/29		CCC		45,000	45,044

Tobacco Settlement Auth. of IA Rev. Bonds, Ser. C, 5 3/8s, 6/1/38		BBB		3,000,000	2,115,570

					13,083,369
Kansas (0.5%)

Lenexa, Hlth. Care Fac. Rev. Bonds
(LakeView Village), 7 1/4s, 5/15/39		BB/P		1,500,000	1,334,010
5 1/2s, 5/15/39		BB/P		500,000	349,790
5 3/8s, 5/15/27		BB/P		3,400,000	2,551,530

					4,235,330
Kentucky (0.5%)

KY Econ. Dev. Fin. Auth. Rev. Bonds (First Mtge.), Ser. IA, 8s, 1/1/29		B+/P		232,000	232,227

Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds (Norton Hlth. Care, Inc.), 5s, 10/1/30		A-		4,000,000	3,548,400

Louisville/Jefferson Cnty., Metro. Govt. College Rev. Bonds (Bellarmine U.), Ser. A, 6s, 5/1/38		Baa3		855,000	832,719

					4,613,346
Louisiana (1.0%)

LA Hlth. Ed. Auth. Rev. Bonds (Lambeth House), Ser. A, 6.2s, 1/1/28		B+/P		3,000,000	2,727,720

Rapides, Fin. Auth. FRB (Cleco Pwr.), AMBAC, 4.7s, 11/1/36		Baa2		2,250,000	1,769,918

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 01-B, 5 7/8s, 5/15/39		A-		5,350,000	4,857,372

					9,355,010
Maine (0.5%)

Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade Corp.), 6 7/8s, 10/1/26		B2		5,000,000	4,734,300

					4,734,300
Maryland (1.4%)

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.2s, 9/1/22		A		1,700,000	1,952,739

MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (Washington Cnty. Hosp.) 6s, 1/1/43		BBB-		4,760,000	4,382,151

MD State Indl. Dev. Fin. Auth. Econ. Dev. Rev. Bonds (Our Lady of Good Counsel School), Ser. A, 6s, 5/1/35		BB-/P		600,000	544,908

Westminster, Econ. Dev. Rev. Bonds (Carroll Lutheran Village), Ser. A
6 1/4s, 5/1/34		BB/P		4,800,000	3,905,760
6s, 5/1/24		BB/P		2,000,000	1,738,700

					12,524,258
Massachusetts (7.1%)

MA Dev. Fin. Agcy. Sr. Living Fac. Rev. Bonds (Groves-Lincoln), Ser. A, 7 3/4s, 6/1/39		BB-/P		2,000,000	1,995,260

MA State Dev. Fin. Agcy. Rev. Bonds
(Eastern Nazarene College), 5 5/8s, 4/1/29		BB+		2,000,000	1,716,120
(Lasell College), 6 3/4s, 7/1/31		BB+/P		110,000	109,799
(Linden Ponds, Inc.), Ser. A, 5 1/2s, 11/15/27		BB/P		1,000,000	612,140
(Linden Ponds, Inc.), Ser. A, 5 3/4s, 11/15/35		BB/P		1,645,000	1,005,704
(Linden Ponds, Inc.), Ser. A, 5 3/4s, 11/15/42		BB/P		3,690,000	2,254,774
(Sabis Intl.), Ser. A, 8s, 4/15/39		BBB		1,840,000	1,977,577
(Wheelock College), Ser. C, 5 1/4s, 10/1/29		BBB		1,300,000	1,218,282
(Wheelock College), Ser. C, 5 1/4s, 10/1/37		BBB		2,000,000	1,766,320

MA State Dev. Fin. Agcy. Hlth. Care Fac. Rev. Bonds (Adventcare), Ser. A, 6.65s, 10/15/28		B/P		2,150,000	1,942,762

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31		BBB+		4,400,000	4,199,932
(Civic Investments/HPHC), Ser. A, 9s, 12/15/15 (Prerefunded 12/15/12)		AAA/P		5,915,000	6,604,688
(Emerson Hosp.), Ser. E, Radian Insd., 5s, 8/15/25		BB/P		3,500,000	2,998,450
(Fisher College), Ser. A, 5 1/8s, 4/1/37		BBB-		1,400,000	1,114,610
(Hlth. Care Syst.-Covenant Hlth.), 6s, 7/1/31		A/F		5,685,000	5,703,817
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33		BB-		6,035,000	5,633,310
(Milford Regl. Med.), Ser. E, 5s, 7/15/27		Baa3		2,750,000	2,332,963
(Milford Regl. Med.), Ser. E, 5s, 7/15/32		Baa3		1,000,000	804,120
(Milton Hosp.), Ser. D, 5 3/8s, 7/1/35		BB-		3,950,000	2,962,974
(Quincy Med. Ctr.), Ser. A, 6 1/2s, 1/15/38		B+/P		5,000,000	4,167,750
(Springfield College), 5 5/8s, 10/15/40		Baa1		2,000,000	1,860,440
(UMass Memorial), Ser. C, 6 5/8s, 7/1/32		Baa1		9,750,000	9,752,828
(Winchester Hosp.), 5 1/4s, 7/1/38		BBB+		2,000,000	1,698,600

MA State Indl. Fin. Agcy. Rev. Bonds (1st Mtge. Stone Institute & Newton Home), 7.9s, 1/1/24		B-/P		750,000	696,255

					65,129,475
Michigan (1.6%)

Advanced Tech. Academy Pub. School Rev. Bonds, 6s, 11/1/28		BBB-		1,725,000	1,450,087

Ann Arbor, Econ. Dev. Corp. Ltd. Oblig. Rev. Bonds (Glacier Hills, Inc.), State & Local Govt. Coll., 8 3/8s, 1/15/19 (Escrowed to maturity)		AAA		1,822,000	2,265,748

Detroit, G.O. Bonds (Cap. Impt.), Ser. A-1, 5s, 4/1/15		BB		2,880,000	2,615,818

Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.)
7 1/2s, 7/1/39		Ba1		700,000	688,618
6s, 7/1/20		Ba1		1,775,000	1,720,224

Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City Hosp.), Ser. A, 5 3/4s, 9/1/17		Ba3		1,595,000	1,542,397

MI State Hosp. Fin. Auth. Rev. Bonds (Henry Ford Hlth.), 5 3/4s, 11/15/39		A1		4,400,000	4,125,308

					14,408,200
Minnesota (1.6%)

Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds (Douglas Cnty. Hosp.), Ser. A, 6 1/4s, 7/1/34		BBB-		2,400,000	2,431,488

Inver Grove Heights, Nursing Home Rev. Bonds (Presbyterian Homes Care)
5 1/2s, 10/1/41		B/P		1,000,000	823,910
5 3/8s, 10/1/26		B/P		250,000	220,423

North Oaks, Sr. Hsg. Rev. Bonds
(Presbyterian Homes North Oaks), 6 1/8s, 10/1/39		BB/P		1,375,000	1,224,286
(Presbyterian Homes), 6s, 10/1/27		BB/P		1,250,000	1,155,413

Northfield, Hosp. Rev. Bonds, 5 3/8s, 11/1/31		BBB-		1,500,000	1,363,650

Sauk Rapids Hlth. Care & Hsg. Fac. Rev. Bonds (Good Shepherd Lutheran Home), 6s, 1/1/34		B+/P		800,000	677,728

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (HealthPartners Oblig. Group), 5 1/4s, 5/15/36		A3		5,035,000	4,413,379

St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Healtheast), 6s, 11/15/35		Ba1		1,250,000	1,087,375

Washington Cnty., Hsg. & Redev. Auth. Rev. Bonds (Healtheast), 5 1/2s, 11/15/27		Ba1		1,000,000	865,840

					14,263,492
Mississippi (0.6%)

Warren Cnty., Gulf Opportunity Zone (Intl. Paper Co.), Ser. A, 6 1/2s, 9/1/32		BBB		5,400,000	5,665,086

					5,665,086
Missouri (0.1%)

MO State Hlth. & Edl. Fac. Auth. VRDN (Sisters of Mercy Hlth.), Ser. A, 0.26s, 6/1/16		VMIG1		690,000	690,000

MO State Hsg. Dev. Comm. Mtge. Rev. Bonds (Single Fam. Home Ownership Loan), Ser. A-1, GNMA Coll., FNMA Coll., 6 3/4s, 3/1/34		AAA		480,000	506,990

					1,196,990
Montana (0.2%)

MT Fac. Fin. Auth. Rev. Bonds (Sr. Living St. John's Lutheran), Ser. A, 6s, 5/15/25		B+/P		750,000	667,065

MT Fac. Fin. Auth. VRDN (Sisters of Charity), Ser. A, 0.27s, 12/1/25		VMIG1		800,000	800,000

					1,467,065
Nebraska (1.3%)

Central Plains, Energy Rev. Bonds (NE Gas No. 1), Ser. A, 5 1/4s, 12/1/18		Ba3		1,500,000	1,476,045

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Immanuel Oblig. Group), 5 5/8s, 1/1/40		A-/F		1,825,000	1,755,851

NE Edl. Fin. Auth. VRDN (Creighton U.), 0.26s, 7/1/35		VMIG1		8,600,000	8,600,000

					11,831,896
Nevada (1.2%)

Clark Cnty., Impt. Dist. Special Assmt. Bonds
(Summerlin No. 142), 6 3/8s, 8/1/23		BB/P		930,000	933,776
(Summerlin No. 151), 5s, 8/1/25		BB-/P		300,000	207,096
(Summerlin No. 151), 5s, 8/1/20		BB-/P		335,000	258,767
(Summerlin No. 151), 5s, 8/1/19		BB-/P		1,140,000	908,557
(Summerlin No. 151), 5s, 8/1/18		BB-/P		1,100,000	904,156
(Summerlin No. 151), 5s, 8/1/17		BB-/P		1,300,000	1,104,272

Henderson, Local Impt. Dist. Special Assmt. Bonds
(No. T-17), 5s, 9/1/25		BB+/P		790,000	642,270
(No. T-18), 5s, 9/1/16		B/P		375,000	266,576
(No. T-18), 5s, 9/1/15		B/P		2,290,000	1,745,117
(No. T-18), 5s, 9/1/14		B/P		2,325,000	1,891,132

Las Vegas, Local Impt. Board Special Assmt.
(Special Impt. Dist. No. 607), 6s, 6/1/19		BB/P		965,000	892,722
(Dist. No. 607), 5.9s, 6/1/18		BB/P		195,000	182,251
(Dist. No. 607), 5.9s, 6/1/17		BB/P		1,450,000	1,379,617

					11,316,309
New Hampshire (0.9%)

NH Higher Edl. & Hlth. Fac. Auth. Rev. Bonds (Rivermead at Peterborough), 5 3/4s, 7/1/28		BB+/P		6,000,000	5,108,040

NH Hlth. & Ed. Fac. Auth. Rev. Bonds (Huntington at Nashua), Ser. A, 6 7/8s, 5/1/33		BB-/P		2,400,000	2,332,536

NH Hlth. & Ed. Fac. Auth. VRDN (U. of NH), Ser. B, 0.26s, 7/1/33		VMIG1		700,000	700,000

					8,140,576
New Jersey (4.6%)

Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds (The Evergreens), 5 5/8s, 1/1/38		BB+/P		5,500,000	4,534,695

NJ Econ. Dev. Auth. Rev. Bonds
(Cigarette Tax), 5 1/2s, 6/15/24		BBB		5,000,000	4,655,050
(Cranes Mill), Ser. A, 6s, 7/1/38		BBB-/F		1,750,000	1,502,690
(First Mtge. Lions Gate), Ser. A, 5 7/8s, 1/1/37		B/P		800,000	653,552
(First Mtge. Presbyterian Home), Ser. A, 6 1/4s, 11/1/20		BB/P		550,000	499,736
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s, 11/1/31		BB/P		500,000	405,940
(MSU Student Hsg.), 5 7/8s, 6/1/42		Baa3		5,110,000	4,622,966
(Newark Arpt. Marriott Hotel), 7s, 10/1/14		Ba1		4,000,000	4,009,160
(United Methodist Homes), Ser. A-1, 6 1/4s, 7/1/33		BB+		3,000,000	2,707,770

NJ Econ. Dev. Auth. Retirement Cmnty. Rev. Bonds (Seabrook Village, Inc.), 5 1/4s, 11/15/36		BB-/P		3,590,000	2,868,841

NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38		BBB-		6,000,000	5,841,060
(St. Peter's U. Hosp.), 5 3/4s, 7/1/37		Baa3		4,500,000	3,852,630
(Holy Name Hosp.), 5s, 7/1/36		Baa2		3,500,000	2,784,390

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 1A, 4 3/4s, 6/1/34		Baa3		5,000,000	3,099,400

					42,037,880
New Mexico (1.2%)

Farmington, Poll. Control Rev. Bonds
(Public Service Co. of NM San Juan), Ser. D, 5.9s, 6/1/40		Baa3		3,000,000	2,799,240
(San Juan), Ser. A, 4 7/8s, 4/1/33		Baa3		7,660,000	6,356,268
(San Juan), Ser. B, 4 7/8s, 4/1/33		Baa3		2,750,000	2,281,950

					11,437,458
New York (5.5%)

Albany, Indl. Dev. Agcy. Rev. Bonds (Charitable Leadership), Ser. A, 5 3/4s, 7/1/26		Ca		2,000,000	1,603,300

Brooklyn Arena Local Dev. Corp. Rev. Bonds (Barclays Ctr.), 6 3/8s, 7/15/43		Baa3		3,000,000	2,973,300

Broome Cnty., Indl. Dev. Agcy. Continuing Care Retirement Rev. Bonds (Good Shepherd Village), Ser. A, 6 7/8s, 7/1/40		B/P		715,000	671,078

Huntington, Hsg. Auth. Sr. Hsg. Fac. Rev. Bonds (Gurwin Jewish Sr. Residence), Ser. A, 6s, 5/1/39		B+/P		1,250,000	1,069,100

NY City, Indl. Dev. Agcy. Rev. Bonds
(Yankee Stadium - Pilot), AGO, 7s, 3/1/49		AA+		1,000,000	1,089,600
(Staten Island U. Hosp. Project), 6.45s, 7/1/32		Baa3		1,415,000	1,406,765
(Liberty-7 World Trade Ctr.), Ser. A, 6 1/4s, 3/1/15		BB/P		3,000,000	3,030,900
(Brooklyn Navy Yard Cogen. Partners), 5.65s, 10/1/28		Ba3		3,250,000	2,518,490

NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Staten Island U. Hosp.), Ser. A, 6 3/8s, 7/1/31		Baa3		590,000	585,640

NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(JFK Intl. Arpt.), Ser. A, 8s, 8/1/12		B-		4,500,000	4,658,445
(American Airlines - JFK Intl. Arpt.), 7 1/2s, 8/1/16		B-		9,165,000	9,385,877
(British Airways PLC), 5 1/4s, 12/1/32		BB-		2,325,000	1,714,455
(Jetblue Airways Corp.), 5 1/8s, 5/15/30		B-		3,680,000	2,851,043
(Jetblue Airways Corp.), 5s, 5/15/20		B-		675,000	578,023

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37		Ba1		4,180,000	3,860,397

NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn Union Gas), 6.952s, 7/1/26		A3		1,800,000	1,803,474

Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St. Elizabeth Med.), Ser. A, 5 7/8s, 12/1/29		BB+/P		1,500,000	1,356,240

Port Auth. NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term.), 6s, 12/1/42		Baa3		2,100,000	2,025,114

Seneca Cnty., Indl. Dev. Agcy. Solid Waste Disp. Mandatory Put Bonds (10/1/13) (Seneca Meadows, Inc.), 6 5/8s, 10/1/35		BB-		1,660,000	1,657,726

Suffolk Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Southampton Hosp. Assn.), Ser. B, 7 5/8s, 1/1/30		B-/P		3,415,000	3,414,898
(Southampton Hosp. Assn.), Ser. A, 7 1/4s, 1/1/30		B-/P		750,000	723,218
(Gurwin Jewish-Phase II), 6.7s, 5/1/39(FWC)		B+/P		960,000	901,440

Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (St. John's Riverside Hosp.), Ser. A, 7 1/8s, 7/1/31		B-		500,000	479,445

					50,357,968
North Carolina (0.6%)

NC Cap. Fin. Agcy. Edl. Fac. Rev. Bonds (Meredith College), 6s, 6/1/31		BBB		1,000,000	976,030

NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Deerfield), Ser. A, 6 1/8s, 11/1/38		BBB+/F		400,000	375,560
(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22		BB/P		750,000	720,000

NC Med. Care Comm. Retirement Fac. Rev. Bonds
(Carolina Village), 6s, 4/1/38		BB/P		2,500,000	2,116,700
(First Mtge. United Methodist), Ser. C, 5 1/2s, 10/1/32		BB+/P		2,000,000	1,720,920

					5,909,210
Ohio (3.8%)

Allen Cnty., Hosp. Fac. VRDN (Catholic Hlth. Care), Ser. B, 0.26s, 10/1/31		VMIG1		455,000	455,000

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-2, 5 7/8s, 6/1/30		Baa3		8,480,000	6,132,397
Ser. A-2, 5 3/4s, 6/1/34		Baa3		13,300,000	9,174,207
Ser. A-3, stepped-coupon bond, zero%, (6.25s, 12/1/12), 6/1/37(STP)		Baa3		13,800,000	8,767,278

Erie Cnty., OH Hosp. Fac. Rev. Bonds (Firelands Regl. Med. Ctr.)
5 5/8s, 8/15/32		A-		2,900,000	2,566,790
Ser. A, 5 1/4s, 8/15/46		A-		4,950,000	3,868,524

Hickory Chase, Cmnty. Auth. Infrastructure Impt. Rev. Bonds (Hickory Chase), 7s, 12/1/38		BB-/P		1,695,000	1,114,056

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.), Ser. C, 6s, 8/15/43		Baa1		1,550,000	1,430,092

OH State Air Quality Dev. Auth. Rev. Bonds (Valley Elec. Corp.), Ser. E, 5 5/8s, 10/1/19		Baa3		1,450,000	1,485,511

					34,993,855
Oklahoma (0.3%)

OK State Tpk. Auth. VRDN, Ser. F, 0.26s, 1/1/28		VMIG1		2,900,000	2,900,000

					2,900,000
Oregon (1.0%)

Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds (Terwilliger Plaza), 6 1/2s, 12/1/29		BB-/P		7,100,000	7,114,129

OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single Fam. Mtge.), Ser. B, 5 3/8s, 7/1/34		Aa2		2,000	2,056

Warm Springs Reservation, Confederated Tribes Rev. Bonds (Pelton Round Butte Tribal), Ser. B, 6 3/8s, 11/1/33		A3		1,800,000	1,807,578

					8,923,763
Pennsylvania (4.4%)

Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds (Robert Morris U.), Ser. A, 5 3/4s, 10/15/40		Baa3		765,000	706,057

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (Hlth. Syst.-West PA), Ser. A, 5 3/8s, 11/15/40		BB-		4,765,000	3,595,288

Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds
(Env. Impt. - USX Corp.), 6 7/8s, 5/1/30		Ba2		3,400,000	3,561,160
(U.S. Steel Corp.), 6 3/4s, 11/1/24		Ba2		1,000,000	1,071,990

Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev. Bonds (Ann's Choice, Inc.), Ser. A, 6 1/8s, 1/1/25		BB/P		3,840,000	3,611,328

Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds (Jenners Pond, Inc.)
7 5/8s, 7/1/34 (Prerefunded 7/1/12)		AAA/P		1,700,000	1,873,723
7 1/4s, 7/1/24 (Prerefunded 7/1/12)		AAA/P		1,725,000	1,893,809

Cumberland Cnty., Muni. Auth. Rev. Bonds (Diakon Lutheran Ministries), 5s, 1/1/36		BBB+/F		1,790,000	1,461,893

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Brethren Village), Ser. A
6 1/2s, 7/1/40		BB-/P		3,000,000	2,807,130
6 3/8s, 7/1/30		BB-/P		1,375,000	1,322,723

Montgomery Cnty., Indl. Auth. Resource Recvy. Rev. Bonds (Whitemarsh Cont. Care), 6 1/4s, 2/1/35		B-/P		2,400,000	1,924,080

PA Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds
(Allegheny Energy Supply Co.), 7s, 7/15/39		Baa3		4,000,000	4,200,120
(Reliant Energy), Ser. B, 6 3/4s, 12/1/36 (Prerefunded 6/1/11)		B1		1,390,000	1,437,635

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Edinboro U. Foundation), 6s, 7/1/43		Baa3		1,400,000	1,349,726
(Edinboro U.), 5 7/8s, 7/1/38		Baa3		1,000,000	960,000
(Widener U.), 5.4s, 7/15/36		BBB+		1,500,000	1,434,285

PA State Higher Edl. Fac. Auth. Student Hsg. Rev. Bonds (East Stroudsburg U.), 5s, 7/1/42		Baa3		1,655,000	1,323,139

Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds (Graduate Hlth. Syst. Oblig. Group), 7 1/4s, 7/1/18 (In default)(NON)		D/P		5,515,765	552

Philadelphia, Hosp. & Higher Edl. Fac. Auth. Hosp. Rev. Bonds (Graduate Hlth. Syst.), Ser. B, 6 1/4s, 7/1/13 (In default)(NON)		D/P		535,300	54

Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds, Ser. A, 6 1/2s, 1/1/38		Baa3		2,675,000	2,532,610

Washington Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (First Mtge. AHF/Central), 8 1/2s, 1/1/29		B/P		1,192,000	1,160,007

West Shore, Area Hosp. Auth. Rev. Bonds (Holy Spirit Hosp.), 6 1/4s, 1/1/32		BBB+		2,000,000	1,925,800

					40,153,109
Puerto Rico (4.3%)

Cmnwlth. of PR, G.O. Bonds, Ser. C, 6s, 7/1/39		A3		2,515,000	2,464,549

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A, 6s, 7/1/44		Baa1		14,500,000	13,610,135

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26		Baa3		7,400,000	7,406,808

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt. Fac.), Ser. P, 6 3/4s, 7/1/36		A3		5,000,000	5,331,500

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A
NATL, zero %, 8/1/43		Aa3		20,000,000	2,301,400
zero %, 8/1/31		A+		31,000,000	8,492,760

					39,607,152
South Carolina (0.1%)

Georgetown Cnty., Env. Impt. Rev. Bonds (Intl. Paper Co.), Ser. A, 5.3s, 3/1/28		BBB		500,000	459,225

					459,225
South Dakota (0.4%)

SD Edl. Enhancement Funding Corp. SD Tobacco Rev. Bonds, Ser. B, 6 1/2s, 6/1/32		BBB		3,615,000	3,525,782

					3,525,782
Tennessee (0.8%)

Elizabethton, Hlth. & Edl. Fac. Board Rev. Bonds (Hosp. Ref. & Impt.), Ser. B, 8s, 7/1/33 (Prerefunded 7/1/12)		BBB+/F		4,000,000	4,399,920

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (First Mtge. Mountain States Hlth.), Ser. A, 7 1/2s, 7/1/25 (Prerefunded 7/1/12)		Baa1		3,000,000	3,282,840

					7,682,760
Texas (10.4%)

Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears Methodist Retirement), Ser. A
7s, 11/15/33		B+/P		2,500,000	2,100,224
5.9s, 11/15/25		B+/P		6,850,000	5,521,100

Alliance, Arpt. Auth. Rev. Bonds (American Airlines, Inc.), 5 1/4s, 12/1/29		CCC+		2,520,000	1,661,108

Bexar Cnty., Hsg. Fin. Auth. Corp. Rev. Bonds (American Opty-Waterford), Ser. A1, 7s, 12/1/36		B1		4,500,000	3,895,514

Brazoria Cnty., Brazos River Harbor Naval Dist. Env. FRB (Dow Chemical Co.), Ser. A-4, 5.95s, 5/15/33		BBB-		5,150,000	5,026,502

Brazos River, Auth. Poll. Control Rev. Bonds (TXU Energy Co., LLC)
Ser. D-1, 8 1/4s, 5/1/33		Ca		3,000,000	1,230,000
5s, 3/1/41		Ca		1,000,000	316,060

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/28) (Dow Chemical), 5.9s, 5/1/38		BBB-		1,850,000	1,820,770

Crawford Ed. Fac. Rev. Bonds (U. St. Thomas), 5 3/8s, 10/1/27		BBB+		3,985,000	3,683,933

Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Rev. Bonds (American Airlines, Inc.)
6 3/8s, 5/1/35		CCC+		2,515,000	1,870,179
5 1/2s, 11/1/30		CCC+		1,500,000	1,031,925

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (Texas Med. Ctr.), Ser. B-1, 0.26s, 9/1/31		VMIG1		2,895,000	2,895,000

Houston, Arpt. Syst. Rev. Bonds
(Continental Airlines, Inc.), Ser. E, 7s, 7/1/29		B3		500,000	498,410
(Continental Airlines, Inc.), Ser. E, 6 3/4s, 7/1/29		B3		2,505,000	2,433,357
(Special Fac. - Continental Airlines, Inc.), Ser. E, 6 3/4s, 7/1/21		B3		8,400,000	8,362,452
(Continental Airlines, Inc.), Ser. C, 5.7s, 7/15/29		B3		4,985,000	4,295,824

La Vernia, Higher Ed. Fin. Corp. Rev. Bonds (Kipp Inc.), Ser. A, 6 3/8s, 8/15/44		BBB		2,450,000	2,458,281

Love Field, Arpt. Modernization Corp. Special Fac. Rev. Bonds (Southwest Airlines Co.), 5 1/4s, 11/1/40		BBB		8,500,000	7,443,704

Matagorda Cnty., Poll. Control Rev. Bonds
(Cent Pwr. & Light Co.), Ser. A, 6.3s, 11/1/29		Baa2		2,400,000	2,437,512
(Dist. No. 1), Ser. A, AMBAC, 4.4s, 5/1/30		Baa2		3,000,000	2,672,580

North TX, Thruway Auth. Rev. Bonds
(Toll 2nd Tier), Ser. F, 5 3/4s, 1/1/38		A3		3,370,000	3,253,971
Ser. B, zero %, 9/1/37		AA		3,000,000	497,910

North TX, Thruway Auth. Rev. Bonds, stepped-coupon bonds, zero %, (6.5s, 1/1/15), 2043(STP)		A2		5,300,000	4,112,906

San Antonio, Edl. Fac. Corp. VRDN (Trinity U.), 0.27s, 6/1/33		A-1		600,000	600,000

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds
(Sr. Living Ctr.), Ser. A, 8 1/4s, 11/15/44		B+/P		8,000,000	7,727,280
(Sr. Living Ctr.), Ser. A, 8 1/4s, 11/15/39		B+/P		1,000,000	975,360
(Air Force Village), 6 3/8s, 11/15/44		BBB/F		5,825,000	5,420,045

TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds, Ser. A, 5 1/4s, 12/15/24		A2		4,500,000	4,267,845

TX Private Activity Surface Trans. Corp. Rev. Bonds
(LBJ Infrastructure), 7s, 6/30/40		Baa3		2,500,000	2,562,424
(NTE Mobility), 6 7/8s, 12/31/39		BBB-/F		3,350,000	3,409,630

Uptown, Dev. Auth. Tax Increment Contract Tax Alloc. (Infrastructure Impt. Fac.), 5 1/2s, 9/1/29		BBB		1,000,000	981,810

					95,463,616
Utah (0.4%)

Carbon Cnty., Solid Waste Disp. Rev. Bonds (Laidlaw Env.), Ser. A, 7.45s, 7/1/17		B+/P		600,000	600,456

Murray City, Hosp. Rev. VRDN (IHC Hlth. Svcs., Inc.), Ser. B, 0.26s, 5/15/37		VMIG1		2,860,000	2,860,000

					3,460,456
Virginia (2.7%)

Albemarle Cnty., Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Westminster-Canterbury), 5s, 1/1/31		B+/P		1,100,000	930,116

Chesterfield Cnty., Hlth. Ctr. Cmnty. Res. Care Fac. Rev. Bonds (Lucy Corr Village), Ser. A, 6 1/4s, 12/1/38		BB-/P		2,000,000	1,708,240

Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds (United Methodist), Ser. A
6.7s, 6/1/27		BB+/P		3,860,000	3,818,621
6 1/2s, 6/1/22		BB+/P		3,000,000	3,005,640

James Cnty., Indl. Dev. Auth. Rev. Bonds (Williamsburg), Ser. A, 6 1/8s, 3/1/32		BB-/P		2,500,000	2,295,000

Lexington, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Kendal at Lexington), Ser. A, 5 1/2s, 1/1/37		B+/P		1,460,000	1,129,368

Peninsula Ports Auth. Rev. Bonds (VA Baptist Homes), Ser. A, 7 3/8s, 12/1/32 (Prerefunded 12/1/13)		AAA		4,000,000	4,628,840

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mountain States Hlth. Alliance), Ser. C, 7 3/4s, 7/1/38		Baa1		5,100,000	5,549,666

Winchester, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Westminster-Canterbury), Ser. A, 5.3s, 1/1/35		BBB+/F		2,000,000	1,751,100

					24,816,591
Washington (1.5%)

Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32		BBB		2,065,000	2,026,963
6 1/2s, 6/1/26		BBB		4,530,000	4,564,518

WA State Higher Ed. Fac. Auth. Rev. Bonds (Whitworth U.), 5 5/8s, 10/1/40		Baa1		1,600,000	1,460,096

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7s, 7/1/39		Baa2		3,000,000	3,018,090
(Kadlec Med. Ctr.), 5 1/2s, 12/1/39		Baa2		2,000,000	1,656,780

WA State Hsg. Fin. Comm. VRDN (Local 82 - JATC Edl. Dev. Trust), 0 1/4s, 11/1/25		A-1+		1,200,000	1,200,000

					13,926,447
West Virginia (0.7%)

Pleasants Cnty., Poll. Control Rev. Bonds (Allegheny), Ser. F, 5 1/4s, 10/15/37		BBB		500,000	453,020

Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn., Inc.), 6.1s, 5/1/29		BB		4,525,000	4,027,294

WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth. Syst.), 6 3/4s, 10/1/43		B/P		2,330,000	2,149,891

					6,630,205
Wisconsin (1.0%)

Badger, Tobacco Settlement Asset Securitization Corp. Rev. Bonds, 7s, 6/1/28 (Prerefunded 6/1/12)		Aaa		2,280,000	2,438,938

U. of WI Hosp. & Clinic Auth. VRDN, Ser. B, 0.26s, 4/1/34		VMIG1		1,500,000	1,500,000

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(St. Johns Cmntys. Inc.), Ser. A, 7 5/8s, 9/15/39		BB/P		1,350,000	1,330,546
(St. Johns Cmntys. Inc.), Ser. A, 7 1/4s, 9/15/29		BB/P		1,000,000	994,860
(Prohealth Care, Inc.), 6 5/8s, 2/15/39		A1		3,000,000	3,133,800

					9,398,144

Total municipal bonds and notes (cost $944,359,007)					$889,096,848

PREFERRED STOCKS (1.1%)(a)
				Shares	Value

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A, 7.50% cum. pfd.				5,488,569	$5,111,175

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B, 7 3/4s cum. pfd.				6,000,000	5,058,000

Total preferred stocks (cost $11,488,569)					$10,169,175

COMMON STOCKS (0.0%)(a)
				Shares	Value

Tembec, Inc. (Canada)(NON)				10,751	$61,259

Total common stocks (cost $8,077,612)					$61,259

WARRANTS (0.0%)(a)(NON)
		Expiration date	Strike price	Warrants	Value

Tembec, Inc. (Canada)	CAD	3/03/12	0.00001	23,892	$9,093

Total warrants (cost $979,144)					$9,093

TOTAL INVESTMENTS

Total investments (cost $964,904,332)(b)					$899,336,375

Key to holding's currency abbreviations
CAD	Canadian Dollar

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from February 1, 2011 through April 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $915,537,478.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $964,839,073, resulting in gross unrealized appreciation and depreciation of $26,665,314 and $92,168,012, respectively, or net unrealized depreciation of $65,502,698.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(FWC)	Forward commitments, in part or in entirety.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The rates shown on FRB, FRN, Mandatory Put Bonds and VRDN are the current interest rates at the close of the reporting period.
The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
The dates shown on debt obligations are the original maturity dates.
The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	39.9%
	Transportation	10.4
Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$61,259	$—	$—
Total common stocks	61,259	—	—
Municipal bonds and notes	—	889,096,848	—
Preferred stocks	—	10,169,175	—
Warrants	9,093	—	—

Totals by level	$70,352	$899,266,023	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Equity contracts	$9,093	—

Total	$9,093	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: June 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: June 28, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: June 28, 2011